UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-02201
Rivus Bond Fund

(Exact name of registrant as specified in charter)
113 King Street
Armonk, NY 10504

(Address of principal executive offices) (Zip code)
Clifford D. Corso
113 King Street
Armonk, NY 10504

(Name and address of agent for service)
Registrant’s telephone number, including area code: 914-273-4545
Date of fiscal year end: March 31
Date of reporting period: July 1, 2006 — June 30, 2007
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007
FORM N-PX SPREADSHEET*

REGISTRANT NAME:	Rivus Bond Fund
INVESTMENT COMPANY ACT FILE
NUMBER:	811-02201
REPORTING PERIOD:	07/01/2006 — 06/30/2007
REGISTRANT ADDRESS:	113 King Street, Armonk, NY 10504

NAME OF SERIES (AS APPLICABLE):	N/A

Fund’s Vote
For or
Against
Proposal, or
					Who		Abstain; For
					Proposed	Whether	or Withhold	Whether Vote
	Exchange		Shareholder		Matter:	Fund Cast	Regarding	Was For or
	Ticker		Meeting		Issuer /	Vote on	Election of	Against
Issuer of Portfolio Security	Symbol	CUSIP #	Date	Summary of Matter Voted On	Shareholder	Matter	Directors	Management
THE HIGH YIELD PLUS FUND, INC.	HYP	429906100	8/30/2006	Election of three Class III Directors	Issuer	Yes	For	For

*	Complete for each series of the Registrant, as applicable.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant                                Rivus Bond Fund

By (Signature and Title)*	/s/ Clifford D. Corso

Clifford D. Corso, President
(Principal Executive Officer)
Date      July 19, 2007

*	Print the name and title of each signing officer under his or her signature.